Group income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Consolidated operations
Consolidated sales revenue		$ 33,083	$ 19,362
Net operating costs (excluding items shown separately)		(15,322)	(12,217)
Impairment charges	[1]	0	(1,015)
Exploration and evaluation costs		(324)	(280)
Operating profit		17,437	5,850
Share of profit after tax of equity accounted units		556	198
Impairment of investments in equity accounted units	[1]	0	(119)
Profit before finance items and taxation		17,993	5,929
Finance items
Net exchange gains/(losses) on net external and intragroup debt balances		375	(165)
Net losses on derivatives not qualifying for hedge accounting		(63)	(206)
Finance income		42	104
Finance costs	[2]	(91)	(169)
Amortisation of discount on provisions		(207)	(214)
Net finance income (expense)		56	(650)
Profit before taxation		18,049	5,279
Taxation		(4,981)	(1,828)
Profit after tax for the period		13,068	3,451
– attributable to Rio Tinto		12,313	3,316
– attributable to non-controlling interests		$ 755	$ 135
Basic earnings per share (in USD per share)	[3]	$ 7.610	$ 2.050
Diluted earnings per share (in USD per share)	[3]	$ 7.561	$ 2.036

[1]	Refer to Impairment charges note on pages F-13 and F-14.
[2]	Finance costs in the income statement include hedging adjustments and are net of amounts capitalised of US$174 million (30 June 2020: US$175 million).
[3]	For the purpose of calculating basic earnings per share, the weighted average number of Rio Tinto plc and Rio Tinto Limited shares outstanding during the period was 1,618.1 million (30 June 2020: 1,617.3 million), being the weighted average number of Rio Tinto plc shares outstanding of 1,246.9 million (30 June 2020: 1,246.5 million), plus the weighted average number of Rio Tinto Limited shares outstanding of 371.2 million (30 June 2020: 370.8 million). The profit figures used in the calculation of basic and diluted earnings per share are the profits attributable to owners of Rio Tinto. For the purpose of calculating diluted earnings per share, the effect of dilutive securities is added to the weighted average number of shares. This effect is calculated under the treasury stock method.